FEDERATED INTERMEDIATE MUNICIPAL TRUST

(A Portfolio of Intermediate Municipal Trust)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2000

On page 4 of the Statement of Additional Information under the section HOW IS THE FUND SOLD?, please add the following title and paragraph immediately after the sub-section entitled "Supplemental Payments".

"EXCHANGING SECURITIES FOR SHARES
You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes."

                                                                 August 25, 2000





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Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 458810108
25769(8/00)